Convertible debt and loans payable	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Statement [Line Items]
Convertible debt and loans payable
11.	Convertible Debt

	April 30, 2022 $	October 31, 2021 $
Principal of convertible note at beginning of period	100,000,000	—
Issuance of convertible notes	1,827,778	100,000,000

Principal of convertible note at end of period	101,827,778	100,000,000

Conversion feature at beginning of period	29,028,938	—
Conversion feature issued	—	27,681,043
Fair value (gain) loss on embedded derivative	(17,559,830)	1,347,895

Conversion feature at end of period	11,469,108	29,028,938

Debt component at beginning of period	71,848,900	—
Debt component issued	1,827,778	72,318,957
Transaction costs	—	(1,599,737)
Accrued interest paid in kind	(1,827,778)	—
Accrued interest expense	5,208,363	1,129,680

Debt component at end of period	77,057,263	71,848,900

Total Convertible Debt at end of period	88,526,371	100,877,838

On September 29, 2021, the Company entered into a Note Purchase Agreement (the “KSP Note Purchase Agreement”) with Spring Creek Capital, LLC (an affiliate of Koch Strategic Platforms, being a subsidiary of Koch Investments Group) and issued a convertible note (the “KSP Note”) for a principal amount of $100 million to Spring Creek Capital, LLC. The KSP Note will mature on September 29, 2026 unless earlier repurchased, redeemed or converted. Interest on the KSP Note is payable semi-annually, and
Li-Cycle
is permitted to pay interest on the KSP Note in cash or by payment in-kind
(“PIK”), at its election. Interest payments made in cash are based on an interest rate of LIBOR plus 5.0% per year, and PIK interest payments were based on an interest rate of LIBOR plus 6.0% per year. Under the terms of the KSP Note, LIBOR has a floor of 1% and a cap of 2%. Once the LIBOR interest rate is no longer published, the interest rate will instead be based on the sum of the Secured Overnight Financing Rate (“SOFR”) and the average spread between the SOFR and LIBOR during the three-month period ending on the date on which LIBOR ceases to be published. The PIK election results in a new note under the same terms as the original KSP Note, issued in lieu of interest payments with an issuance date on the applicable interest date.
On the first interest payment date of December 31, 2021, the Company elected to pay the accrued interest in kind by issuing a new note (the “PIK Note”) for the amount of $1,827,778 under the same terms as the original KSP Note, in lieu of cash payments.
The conversion feature has been recorded as an embedded derivative liability since the conversion ratio does not always result in a conversion of a fixed dollar amount of liability for a fixed number of shares. The KSP Note had an initial conversion price of approximately $13.43 per
Li-Cycle
common share, subject to customary anti-dilution adjustments, which price was established based on 125% of the
7-day
volume-weighted average price of
Li-Cycle’s
common shares prior to the date of the KSP Note Purchase Agreement. Should the Company’s share price be equal to or greater than $17.46, for a period of twenty consecutive days, the Company can force conversion of the KSP Note.
Li-Cycle
will settle its conversion
obligations through the delivery of its own common shares. As at April 30, 2022, no conversions had taken place.
The fair value of the embedded derivatives upon issuance of the original KSP Note was determined to be a liability of $27,681,043 whereas the remaining $72,318,957, net of transaction costs of $1,599,737, was allocated to the principal portion of the debt. During the three and six months ended April 30, 2022, the Company recognized a fair value gain of $2,861,556 and fair value gain of $17,559,830 on the embedded derivatives, respectively. The embedded derivatives were valued using the Barrier option pricing model. The assumptions used in the model were as follows:

	September 29, 2021 (issuance date)	October 31, 2021	April 30, 2022
Risk free interest rate	1.06%	1.23%	3.07%
Expected life of options	5 years	4.92 years	4.42 years
Expected dividend yield	0.0%	0.0%	0.0%
Expected stock price volatility	66%	62%	65%
Share Price	12.56	12.94	6.49
Expected volatility was determined by calculating the average implied volatility of a group of listed entities that are considered similar in nature to the Company.

10.	Convertible Debt

	October 31, 2021	October 31, 2020	October 31, 2019
	$	$	$
Proceeds of issue of convertible debt	100,000,000	386,190	386,190
Transaction costs	(1,599,737)	—	—

Net Proceeds from issue of convertible debt	98,400,263	386,190	386,190

Conversion feature at date of issue	27,681,043	96,548	96,548
Fair value (gain) loss on embedded derivative	1,347,895	—	—
Conversion into common shares	—	(96,548)	—

Conversion feature at end of period	29,028,938	—	96,548

Debt component at date of issue (net of transaction costs)	70,719,220	289,642	289,642
Prior year interest plus accretion	—	99,549	39,212
Amortization of transaction costs	26,662	—	—
Accrued interest at 7% (2020 – 8%)	641,667	4,956	30,114
Accretion expense during the year	461,351	4,975	30,223
Conversion into common shares	—	(395,861)	—
Foreign exchange on translation	—	(3,261)	(4,984)

Debt component at end of period	71,848,900	—	384,207

On March 6, 2018, the Company obtained an investment from Sustainable Chemistry Alliance (“SCA”) for $386,190 with the issuance of a
3-year,
8% unsecured convertible debenture. Upon the completion of a qualified financing, and at either the Company’s or holder’s option, the debenture could be converted to common shares at a 20% discount to the effective share price of the qualifying transaction, or failing conversion, was to be repaid in full with full-term interest. Accrued interest was payable at the maturity date.
The conversion feature has been recorded as an embedded derivative liability as the exercise price may be adjusted upon the issuance or deemed issuance of additional common shares at a price less than the conversion price contained in the convertible debenture. The fair value of the embedded derivative liability upon issuance was $96,548. The residual value of $289,643 was allocated to the convertible loan payable which has an effective interest rate of 9.62%.
On December 27, 2019, the convertible debenture with SCA was converted to common shares as a result of the additional funding exceeding $10 million and thereby triggering the “qualifying transaction” clause of the debenture agreement. Per the terms of the agreement, the principal amount of $386,190 plus accrued interest of $55,788 was converted at a 20% discount to the Series B share price of $40.05 resulting in the issuance of 13,436 common shares.
On September 29, 2021, the Company issued a convertible note (the “Note”) for a principal amount of $100,000,000 to Koch Strategic Platforms (“KSP”), a subsidiary of Koch Investments Group. The Note will mature on September 29, 2026 unless earlier repurchased, redeemed or converted. Interest on the Note will be payable semi-annually, and
Li-Cycle
is permitted to pay interest on the Note in cash or payment
in-kind

(“PIK”), at its election. Interest payments made in cash will be based on an interest rate of LIBOR plus 5.0% per year, and PIK interest payments will be based on an interest rate of LIBOR plus 6.0% per year. Under the terms of the Note, LIBOR has a floor of 1% and a cap of 2%. With the retirement of the LIBOR at the end of 2021, the interest rates will instead be based on the sum of the Secured Overnight Financing Rate (“SOFR”) and the average spread between the SOFR and LIBOR during the three-month period of time ending on the date on which the LIBOR interest rate ceases to be published. The PIK election results in a new Note under the same terms as the original note, issued in lieu of interest payments with an issuance date on the applicable interest date. At October 31, 2021, the Company has elected to pay interest on the Note using the PIK election.
The conversion feature has been recorded as an embedded derivative liability since the conversion ratio does not always result in a conversion of a fixed dollar amount of liability for a fixed number of shares. The Note will have an initial conversion price of approximately
$13.43 per
Li-Cycle
common share, subject to customary anti-dilution adjustments, which price was established based on 125% of the
7-day
volume-weighted average price of
Li-Cycle’s
common shares prior to the date of the Note Purchase Agreement. Should the company’s share price be equal to or greater than $17.46, for a period of twenty consecutive days, the Company can force conversion of the note
Li-Cycle
will settle its conversion obligations through the delivery of its own Common Shares. At October 31, 2021, no conversions had taken place.
The fair value of the embedded derivatives upon issuance was determined to be a liability of $27,681,043 whereas the remaining $72,318,957, net of transaction costs of $1,599,737, was allocated to the principal of the debt. During the twelve months ended October 31, 2021, the Company recognized a fair value loss of 1,347,895 on the embedded derivatives. The embedded derivatives were valued using the Barrier option pricing model. The assumptions used in the model were as follows:

	September 29, 2021 (issuance date)	October 31, 2021
Risk free interest rate	1.06%	1.23%
Expected life of options	5 years	4.92 years
Expected dividend yield	0.0%	0.0%
Expected stock price volatility	66%	62%
Share Price	12.56	12.94
Expected volatility was determined by calculating the average implied volatility of a group of listed entities that are considered similar in nature to the Company.